Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Columbia Small Cap Index Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Index Fund
Class Name	Class A
Trading Symbol	NMSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 23	0.45% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 2,669,765,921
Holdings Count | Holding	608
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,669,765,921
Total number of portfolio holdings	608
Portfolio turnover for the reporting period	8%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund
's
portfolio composition is subject to change.
Top Holdings
Mr. Cooper Group, Inc.	0.8%
Kratos Defense & Security Solutions, Inc.	0.8%
iShares Core S&P Small-Cap ETF	0.7%
MP Materials Corp.	0.7%
BorgWarner, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Armstrong World Industries, Inc.	0.6%
Qorvo, Inc.	0.6%
Sterling Infrastructure, Inc.	0.6%
Federal Signal Corp.	0.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Mr. Cooper Group, Inc.	0.8%
Kratos Defense & Security Solutions, Inc.	0.8%
iShares Core S&P Small-Cap ETF	0.7%
MP Materials Corp.	0.7%
BorgWarner, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Armstrong World Industries, Inc.	0.6%
Qorvo, Inc.	0.6%
Sterling Infrastructure, Inc.	0.6%
Federal Signal Corp.	0.5%

Columbia Small Cap Index Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Index Fund
Class Name	Institutional Class
Trading Symbol	NMSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.20% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[1]
Net Assets	$ 2,669,765,921
Holdings Count | Holding	608
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,669,765,921
Total number of portfolio holdings	608
Portfolio turnover for the reporting period	8%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented a
s a per
centage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Mr. Cooper Group, Inc.	0.8%
Kratos Defense & Security Solutions, Inc.	0.8%
iShares Core S&P Small-Cap ETF	0.7%
MP Materials Corp.	0.7%
BorgWarner, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Armstrong World Industries, Inc.	0.6%
Qorvo, Inc.	0.6%
Sterling Infrastructure, Inc.	0.6%
Federal Signal Corp.	0.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Mr. Cooper Group, Inc.	0.8%
Kratos Defense & Security Solutions, Inc.	0.8%
iShares Core S&P Small-Cap ETF	0.7%
MP Materials Corp.	0.7%
BorgWarner, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Armstrong World Industries, Inc.	0.6%
Qorvo, Inc.	0.6%
Sterling Infrastructure, Inc.	0.6%
Federal Signal Corp.	0.5%

Columbia Small Cap Index Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Index Fund
Class Name	Institutional 2 Class
Trading Symbol	CXXRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 10	0.20% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[1]
Net Assets	$ 2,669,765,921
Holdings Count | Holding	608
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,669,765,921
Total number of portfolio holdings	608
Portfolio turnover for the reporting period	8%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The
Fu
nd's portfolio composition is subject to change.
Top Holdings
Mr. Cooper Group, Inc.	0.8%
Kratos Defense & Security Solutions, Inc.	0.8%
iShares Core S&P Small-Cap ETF	0.7%
MP Materials Corp.	0.7%
BorgWarner, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Armstrong World Industries, Inc.	0.6%
Qorvo, Inc.	0.6%
Sterling Infrastructure, Inc.	0.6%
Federal Signal Corp.	0.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Mr. Cooper Group, Inc.	0.8%
Kratos Defense & Security Solutions, Inc.	0.8%
iShares Core S&P Small-Cap ETF	0.7%
MP Materials Corp.	0.7%
BorgWarner, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Armstrong World Industries, Inc.	0.6%
Qorvo, Inc.	0.6%
Sterling Infrastructure, Inc.	0.6%
Federal Signal Corp.	0.5%

Columbia Small Cap Index Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Index Fund
Class Name	Institutional 3 Class
Trading Symbol	CSPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 10	0.20% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[1]
Net Assets	$ 2,669,765,921
Holdings Count | Holding	608
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,669,765,921
Total number of portfolio holdings	608
Portfolio turnover for the reporting period	8%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is
subject to change.
Top Holdings
Mr. Cooper Group, Inc.	0.8%
Kratos Defense & Security Solutions, Inc.	0.8%
iShares Core S&P Small-Cap ETF	0.7%
MP Materials Corp.	0.7%
BorgWarner, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Armstrong World Industries, Inc.	0.6%
Qorvo, Inc.	0.6%
Sterling Infrastructure, Inc.	0.6%
Federal Signal Corp.	0.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Mr. Cooper Group, Inc.	0.8%
Kratos Defense & Security Solutions, Inc.	0.8%
iShares Core S&P Small-Cap ETF	0.7%
MP Materials Corp.	0.7%
BorgWarner, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Armstrong World Industries, Inc.	0.6%
Qorvo, Inc.	0.6%
Sterling Infrastructure, Inc.	0.6%
Federal Signal Corp.	0.5%

[1]	Annualized.